Shareholder Report, Average Annual Return (Details) LMA1900_ClearBridge Mid Cap Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	2.09%	6.89%	6.56%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.05%	8.16%	7.20%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	10.79%	12.33%	10.63%